Acquisitions - Schedule of Impact on Financial Statements Due to Acquisition, Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013		Mar. 31, 2013	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 27	$ 12	[1]	$ 37	$ 2	[1],[2],[3]	$ 8	[2]	$ 7
Accounts receivable		342			239
Inventories		67			76	[3]
Other		82			51	[3]
Total current assets		503	[4]		368	[3],[4]	373	[4]
Property, plant and equipment, net		3,046			2,592	[3]
Goodwill and intangible assets, net		283			291	[3]
Investments in unconsolidated affiliates		627			304	[3]
Other non-current assets		108			90	[3]
Total assets		4,567			3,645	[3]	2,955
LIABILITIES AND EQUITY
Accounts payable and other current liabilities		723			345
Long-term debt		1,590			1,620	[3]
Other long-term liabilities		41			44	[3]
Total liabilities		2,354			2,009	[3]
Commitments and contingent liabilities
Equity:
Net equity		1,996			1,462
Accumulated other comprehensive loss		(11)			(15)	[3]
Total partners' equity		1,985			1,447	[3]
Noncontrolling interests		228			189	[3]
Total equity		2,213			1,636	[3]	1,605		1,460
Total liabilities and equity		4,567			3,645	[3]
Lucerne 1 [Member]
Current assets:
Cash and cash equivalents		0	[5]		0	[5]
Accounts receivable		0	[5]		0	[5]
Inventories		0	[5]		0	[5]
Other		0	[5]		0	[5]
Total current assets		0	[5]		0	[5]
Property, plant and equipment, net		41	[5]		42	[5]
Goodwill and intangible assets, net		0	[5]		0	[5]
Investments in unconsolidated affiliates		0	[5]		0	[5]
Other non-current assets		0	[5]		0	[5]
Total assets		41	[5]		42	[5]
LIABILITIES AND EQUITY
Accounts payable and other current liabilities		1	[5]		0	[5]
Long-term debt		0	[5]		0	[5]
Other long-term liabilities		0	[5]		0	[5]
Total liabilities		1	[5]		0	[5]
Equity:
Net equity		40	[5]		42	[5]
Accumulated other comprehensive loss		0	[5]		0	[5]
Total partners' equity		40	[5]		42	[5]
Noncontrolling interests		0	[5]		0	[5]
Total equity		40	[5]		42	[5]
Total liabilities and equity		41	[5]		42	[5]
DCP Midstream Partners, LP (as Previously Reported 2/26/14) [Member]
Current assets:
Cash and cash equivalents		12			2
Accounts receivable		342			239
Inventories		67			76
Other		82			51
Total current assets		503			368
Property, plant and equipment, net		3,005			2,550
Goodwill and intangible assets, net		283			291
Investments in unconsolidated affiliates		627			304
Other non-current assets		108			90
Total assets		4,526			3,603
LIABILITIES AND EQUITY
Accounts payable and other current liabilities		722			345
Long-term debt		1,590			1,620
Other long-term liabilities		41			44
Total liabilities		2,353			2,009
Commitments and contingent liabilities
Equity:
Net equity		1,956			1,420
Accumulated other comprehensive loss		(11)			(15)
Total partners' equity		1,945			1,405
Noncontrolling interests		228			189
Total equity		2,173			1,594
Total liabilities and equity		$ 4,526			$ 3,603

[1]	The financial information for the year ended December 31, 2013 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information during the year ended December 31, 2012 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information as of December 31, 2012 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[4]	The segment information as of and for the years ended December 31, 2013, 2012 and 2011, includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas. Transfers of net assets between entities under common control are accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information, similar to the pooling method.
[5]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmZkYjQ4M2U0NmU4ZTQ1MWNhMDFjMThlMmQ5NGE4N2E1fFRleHRTZWxlY3Rpb246RUY5QzM0OThBQTg3ODkwNDBCMTVGNzE1MjZCNzBBNDQM}